Operations and Summary of Significant Accounting Principles	12 Months Ended
Feb. 29, 2016
Operations and Summary of Significant Accounting Principles [Text Block]
1.	Operations and Summary of Significant Accounting Principles

Nature of Operations

Leading Brands, Inc. (the “Company”) and its subsidiaries are involved in the development, production, marketing and distribution of the Company’s branded beverage brands and bottling for third parties.

The Company sells branded beverage products through its Integrated Distribution System (IDS) of distributors, wholesalers, and grocery chains. Its principal product lines include waters, juices and other premium beverages. The bottling plant provides bottling services for certain of the Company’s own products and for an external customer. The Company also uses the services of third party bottlers as required to meet its objectives.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (U.S. GAAP). The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes.

On an ongoing basis, the Company evaluates its estimates, including those related to inventories, trade receivables, useful lives of property, plant and equipment, capitalization of intangible assets, the useful lives of intangible assets, income taxes, and stock-based compensation, among others. The reported amounts and note disclosure are determined using management’s best estimates based on assumptions that reflect the most probable set of economic conditions and planned course of action. Actual results could differ from those estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Foreign Currency Translation

The Company’s functional and reporting currency is the Canadian dollar. Foreign-currency denominated transactions are translated at the rate of exchange prevailing at the time of the transaction. Monetary assets and liabilities have been translated into Canadian dollars at the year-end exchange rate. All such exchange gains and losses are included in the determination of income.

Cash and Cash Equivalents	Amounts recognized as cash and cash equivalents include investments of surplus cash in highly liquid securities with maturities at date of purchase of three months or less.

Accounts Receivable

Accounts receivable invoices are recorded when the products are delivered and title transfers to customers or when bottling services are performed and collection of related receivables is reasonably assured. Allowances for doubtful accounts are based primarily on historical write- off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of $Nil and $36,329 as of February 29, 2016 and February 28, 2015, respectively, are netted against accounts receivable.

Allowances for Doubtful Accounts	2016	2015	2014
Balance at beginning of year	$36,329	$51,579	$124,672
Bad debt provision	-	-	-
Write-off of receivables	(36,329)	(15,250)	(73,093)
Balance at end of year	$-	$36,329	$51,579

Inventory

Raw materials and finished goods purchased for resale are valued at the lower of cost, determined on a first-in, first-out basis, and market value. Finished goods, produced from manufacturing operations, are valued at the lower of standard cost which approximates average cost of raw materials, direct labour and overhead and market value. The provisions for obsolete or excess inventory are based on estimated forecasted usage of inventories. A significant change in demand for certain products as compared to forecasted amounts may result in recording additional provisions for obsolete inventory. Provisions for obsolete or excess inventory are recorded as cost of goods sold.

Property, plant and equipment	Property, plant and equipment are recorded at cost and are amortized using the declining- balance method at annual rates as follows:
Plant and equipment	7% - 20%
Buildings	5%
Automotive equipment	20%
Land improvements	8%
Furniture, fixtures, computer hardware and software	20%

Leasehold improvements are amortized over the lesser of their expected life or the lease term.

Management reviews property, plant and equipment for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Intangible Assets	Licenses and patents are recorded at cost and are amortized over their expected useful life of ten years.

Management reviews intangible assets for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. If required an undiscounted operating cash flow analysis is completed to determine if impairment exists. When testing for impairment of assets held for use, assets and liabilities are grouped at the lowest level for which cash flows are separately identifiable. If impairment is determined to exist, the loss is calculated based on estimated fair value.

Leases	Leases are classified as either capital or operating in nature. Capital leases are those which substantially transfer the benefits and risks of ownership to the lessee. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of the lease payment is charged to expense.
Revenue Recognition

Revenue on sales of products is recognized when the products are delivered and title transfers to customers. Revenues from the provision of manufacturing, packaging or other services are recognized when the services are performed and collection of related receivables is reasonably assured. The Company records shipping and handling revenue as a component of sales revenue, and shipping and handling costs are included in the cost of sales.

Incentives offered to customers including rebates, cash discounts, volume discounts, and slotting fees are recorded as a reduction of net sales when sales are recognized.

Advertising Costs

Advertising costs, which also include samples, trade show, product demo, media promotion costs are expensed as incurred. During the years ended February 29 2016, February 28, 2015 and February 28, 2014, the Company incurred advertising costs of $603,502, $553,187 and $509,433, respectively.

Earnings (loss) per common share

Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted EPS gives effect to all dilutive potential common shares outstanding during the year including stock options and warrants using the treasury stock method. In computing diluted EPS, the average stock price for the year is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants.

Stock-Based Compensation

Compensation costs are charged to the Consolidated Statements of Comprehensive Income. Compensation costs for employees are amortized over the period from the grant date to the date the options vest. Compensation expense for non-employees is recognized over the vesting period. Compensation for non- employees is re-measured at each balance sheet date until the earlier of the vesting date or the date of completion of the service. Upon exercise of stock options, the consideration paid by the option holder, together with the amount previously recognized in additional paid-in capital, is recorded as an increase to share capital.

The Company uses the Black-Scholes option valuation model to calculate the fair value of stock options at the date of grant. Option pricing models require the input of highly subjective assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate.

Changes in fair value of options granted to non- employees that are accounted for as liabilities are recognized as stock compensation until fully vested, and after that time as change in fair value.

Income Tax

Deferred income tax assets and liabilities are computed based on differences between the carrying amount of assets and liabilities on the balance sheet and their corresponding tax values using the enacted income tax rates by tax jurisdiction when these differences are expected to be realized. Deferred income tax assets also result from unused loss carry-forwards and other deductions. The valuation of deferred income tax assets is reviewed annually and adjusted, if necessary, by use of a valuation allowance to reflect the estimated realizable amount. Significant management judgement is required in determining the provision for income taxes, the deferred income tax assets and liabilities and any valuation allowance recorded against the net future income tax assets.

Management evaluates all available evidence, such as recent and expected future operating results by tax jurisdiction, and current and enacted tax legislation and other temporary differences between book and tax accounting to determine whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Management has determined certain of these deferred tax assets do not meet the more likely than not criteria, and accordingly, these deferred income tax asset amounts have been partially offset by a valuation allowance (Note 10). No reserves for an uncertain tax position have been recorded for the years ended February 29, 2016 or February 28, 2015.

Comprehensive Income (loss)	Comprehensive income (loss) includes both net earnings and other comprehensive income which are presented in a single continuous statement.

Fair Value Measurements

The book value of cash and cash equivalents, accounts receivable, and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of those instruments. The fair value hierarchy under US GAAP is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - observable inputs other than Level 1, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and model-derived prices whose inputs are observable or whose significant value drivers are observable; and

Level 3 - assets and liabilities whose significant value drivers are unobservable by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company had certain financial liabilities required to be recorded at fair value on a recurring basis in accordance with US GAAP. As at February 29, 2016 and February 28, 2015, the derivative liability on non- employee stock options is a financial liability classified for Level 3 fair value measurement. See Note 14 for more information.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standard Board, or FASB, issued Accounting Standards Update No. 2014- 09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09) to supersede existing revenue recognition guidance under generally accepted accounting principles in the United States, or GAAP. The core principle of ASU 2014- 09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

ASU 2014-09 defines a five steps process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014- 09 is effective for the fiscal and interim reporting periods beginning after December 15, 2016 using either of two methods: (i) retrospective to each prior reporting period presented within the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09. In August 2015, ASU 2015- 14 was issued which delayed the effective date to reporting periods beginning after December 15, 2017. We are currently evaluating the impact of our pending adoption of ASU 2014-09 on our financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements – Going Concern: Topic 915 (ASU 2014-15) Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which states that in connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). ASU 2014-15 is effective for fiscal and interim reporting periods ending after December 15, 2016. The Company is currently evaluating the impact of this new guidance on our financial statements.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory” (“ASU 2015-11”). Under ASU 2015-11, inventory will be measured at the “lower of cost and net realizable value” and options that currently exist for “market value” will be eliminated. ASU 2015-11 defines net realizable value as the “estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation.” No other changes were made to the current guidance on inventory measurement. ASU 2015-11 is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted and should be applied prospectively. Management is evaluating the provisions of this statement, including which period to adopt, and has not determined what impact the adoption of ASU 2015-11 will have on the Company's financial position or results of operations.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-2), Leases, which supersedes ASC Topic 840, Leases. ASU 2016-2 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than twelve months to its balance sheets. ASU 2016-2 also expands the required quantitative and qualitative disclosures surrounding leases. ASU 2016-2 is effective for the Company beginning January 1, 2019. Early adoption is permitted. The Company has not determined the impact the adoption of ASU 2016-2 will have on its consolidated financial statements.

In March 2016, the FASB issued authoritative guidance under ASU 2016-09, Compensation-Stock Compensation (Topic 718) “Improvements to Employee Share-Based Payment Accounting”. ASU 2016-09 provides for simplification of several aspects of the accounting for share-based payment transactions, including income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2016. The Company is currently evaluating the potential impact of adoption of this standard on its consolidated financial statements.